Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 011 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-2259884
Plan number	011
Notes receivable from participants	$ 124,505
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, term	0 years
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, term	15 years
Participant loan, interest rate	10.50%